Basis of Presentation	9 Months Ended
Sep. 30, 2016
Accounting Policies [Abstract]
Basis of Presentation

2. Basis of Presentation

General

The accompanying unaudited interim condensed consolidated financial statements (“interim statements”) of the Company have been prepared in accordance with accounting principles generally accepted in the United States (“GAAP”) for interim financial information and with the instructions to Form 10-Q and Article 10 of Regulation S-X of the Securities Exchange Act of 1934, as amended (the “Exchange Act”), issued by the SEC. Accordingly, they do not include all the information and footnotes required by GAAP for complete financial statements. In the opinion of management, all adjustments and disclosures necessary for a fair presentation of these interim statements have been included. The results reported in these interim statements are not necessarily indicative of the results that may be reported for the entire year. The consolidated balance sheet as of December 31, 2015 was derived from the audited consolidated financial statements as of and for the year ended December 31, 2015. These interim statements should be read in conjunction with the Company’s consolidated financial statements for the year ended December 31, 2015 contained in the prospectus, dated November 3, 2016 (the “IPO Prospectus”), filed by the Company with the SEC on November 7, 2016 pursuant to Rule 424(b)(4) under the Securities Act of 1933, as amended (the “Securities Act”).

On November 9, 2016, in connection with its IPO (Note 20), the Company’s Second Amended and Restated Certificate of Incorporation became effective to provide for a stock split of all issued and outstanding shares of common stock at a ratio of 2,200 for 1 (the “Stock Split”) and increased the authorized number of shares of common stock to 350,000,000 shares. Owners of fractional shares outstanding after the Stock Split will be paid cash for such fractional interests. The effective date of the Stock Split is November 9, 2016. All common stock share amounts disclosed in this Form 10-Q have been adjusted to reflect the Stock Split.